13. Investment properties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment Properties Details Abstract
Investment properties, beginning	R$ 57,652	R$ 57,968	R$ 56,957
Transfers	13		1,231
Write-offs and disposals	(9,995)	(244)	(124)
Reversal of estimated losses			10
Depreciation	(50)	(72)	(106)
Investment properties, ending	R$ 47,620	R$ 57,652	R$ 57,968